Business Combinations - Valuation Assumptions (Details)	Oct. 28, 2020	Jun. 22, 2020
MIS | Risk-free interest rate
Business Acquisition [Line Items]
Measurement input		0.0005
MIS | Revenue volatility
Business Acquisition [Line Items]
Measurement input		0.517
Roccor | Risk-free interest rate
Business Acquisition [Line Items]
Measurement input	0.001
Roccor | Revenue discount rate
Business Acquisition [Line Items]
Measurement input	0.070
Roccor | Revenue volatility
Business Acquisition [Line Items]
Measurement input	0.300
Roccor | Earnout payment discount rate
Business Acquisition [Line Items]
Measurement input	0.040